Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	15,446,807	7,501,400
Common stock, shares outstanding	15,446,807	7,501,400
Class F Shares
Common stock, par value	$ 0.05	$ 0.05
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	1,499,700	1,499,700
Common stock, shares outstanding	1,499,700	1,499,700